Stock-based compensation - Restricted share units (Details) - RSU $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares tranche	Dec. 31, 2024 USD ($) shares
Stock-based compensation
Number of shares awarded | shares	161,577	197,688
Vesting period of awards	36 months
Number of tranches | tranche	3
Stock-based compensation expense	$ 3.0	$ 0.9
Total unrecognized non-cash stock-based compensation expense	$ 3.4	2.3
Unrecognized non-cash stock-based compensation expected to recognize over a weighted average period (in years)	2 years
Value of the stock unit liability	$ 9.1	2.7
Value of stock unit liability, current	$ 6.3	$ 1.2